LIABILITIES HELD FOR SALE	12 Months Ended
Mar. 31, 2011
LIABILITIES HELD FOR SALE

Note 21          LIABILITIES HELD FOR SALE

In fiscal 2010, the outgoing liabilities associated with the sale of the two subsidiaries, Gedys IntraWare GmbH and GROUP Business Software Holding OY, were recognized under this category in the amount of 2,013.7 KUSD. A breakdown of the liabilities included is disclosed below. The ultimate disposal in fiscal 2011 was not shown as a discontinued operation as there continues to be operations in the segment to which it was grouped.

KUSD
2010
Libility
Trade payables	1,178.6
Other liabilities	790.4
Deferred income	44.7
2,013.7